FAIR VALUE MEASUREMENTS - Contingent Guarantee (Details) - USD ($)			5 Months Ended
	Feb. 09, 2024	Feb. 07, 2024	Jun. 30, 2024	Jun. 30, 2024	Sep. 30, 2024	Jun. 29, 2024
FAIR VALUE MEASUREMENTS
Value of founder shares transferred to cover cash deficit		$ 6,000,000
Shares of Founder Shares Transferred	885,010
Contingent guarantee	$ 3,256,863		$ 3,256,863	$ 3,256,863
Contingent Guarantee Deemed Value	0
Debt Instrument, Penalty Interest			13.00%	13.00%		9.00%
Value of founder shares transferred	4,000,000
Amount of cash recovered through transfer of shares			$ 743,137	$ 743,137
Short term
FAIR VALUE MEASUREMENTS
Embedded Derivative, Fair Value of Embedded Derivative, Net			4,807,692	4,807,692
Value of founder shares transferred	$ 8,850,100
Long term
FAIR VALUE MEASUREMENTS
Embedded Derivative, Fair Value of Embedded Derivative, Net			7,664,613	7,664,613
Chardan Note
FAIR VALUE MEASUREMENTS
Embedded Derivative, Fair Value of Embedded Derivative, Net			$ 3,990,385	$ 3,990,385	$ 823,076